VANECK BIOTECH ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
China : 3.1%
BeiGene Ltd. (ADR) * 95,450 $ 13,617,852
Underline
Germany : 2.0%
BioNTech SE (ADR) * 108,659 8,731,837
Underline
Ireland : 4.4%
ICON Plc (USD) * 60,789 19,055,528
Underline
Switzerland : 1.0%
CRISPR Therapeutics AG
(USD) * † 77,628 4,192,688
Underline
United States : 89.5%
Alnylam Pharmaceuticals,
Inc. * 59,299 14,409,657
Amgen, Inc. 213,907 66,835,242
Argenx SE (ADR) * † 50,821 21,855,063
Biogen, Inc. * 84,287 19,539,412
BioMarin Pharmaceutical,
Inc. * 133,522 10,992,866
Bio-Techne Corp. 142,209 10,189,275
Charles River Laboratories
International, Inc. * 47,089 9,727,646
Cytokinetics, Inc. * 59,126 3,203,447
Exact Sciences Corp. * 149,224 6,304,714
Gilead Sciences, Inc. 457,573 31,394,084
GRAIL INC * 24,893 382,605
Illumina, Inc. * 149,358 15,589,988
Incyte Corp. * 147,575 8,945,996
IQVIA Holdings, Inc. * 99,324 21,001,067
Number
of Shares Value
United States (continued)
Moderna, Inc. * 146,787 $ 17,430,956
Natera, Inc. * 105,064 11,377,381
Neurocrine Biosciences,
Inc. * 90,818 12,502,914
QIAGEN NV 212,555 8,733,885
Regeneron Pharmaceuticals,
Inc. * 34,115 35,855,888
Repligen Corp. * 45,185 5,696,021
Sarepta Therapeutics, Inc. *
† 80,870 12,777,460
Vertex Pharmaceuticals,
Inc. * 92,069 43,154,582
387,900,149
Total Common Stocks
(Cost: $441,199,990) 433,498,054
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.1%
Money Market Fund: 0.1%
(Cost: $425,945)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 425,945 425,945
Total Investments: 100.1%
(Cost: $441,625,935) 433,923,999
Liabilities in excess of other assets: (0.1)% (352,865)
NET ASSETS: 100.0% $ 433,571,134
Definitions:
ADR American Depositary Receipt
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $8,640,265.